SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease liabilities – current portion	$ 54,017	$ 34,143
Lease liabilities – non-current portion	204,950
Total	$ 258,967	$ 34,143